Note 25 - Segmented Information (Details) - Segment Results for Continuing Operations: (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended									24 Months Ended
	Apr. 30, 2013	Oct. 31, 2013		Oct. 31, 2012	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2011		Oct. 31, 2013
Segment Reporting Information [Line Items]
Revenues		$ 232,790			$ 244,840		$ 274,027		$ 274,027
Direct cost of revenues		110,243			110,992		126,076		126,076
Selling, general and administration(a)		68,113	[1]		54,428	[2]	52,935	[3]
Other expense (income), net		2,198	[4]		5,572	[5]	10,240	[6]
Segment earnings (loss)		52,236			73,848		84,776
Depreciation and amortization		11,824			17,080		22,375		22,375
Restructuring charges, net(Note 19)		143			1,781		1,592
AECL arbitration and legal costs		567			5,576		12,172		12,200
Gain on sale of Targeted Therapies business(Note 3)		(188,870)									(42,500)
Impairment of long-lived assets (Note 7)		29,201
Litigation settlement gain, net(Note 12 and 27)	(1,300)	(42,488)	[7]		24,058	[7]				[7]
Loss on Celerion note receivable		218		2,411	2,411						200
Pension settlement loss(Note 24)	7,000	7,003									7,000
Gain on sale of investments		(814)					(1,691)		(1,691)
Internal investigation costs		11,849		9,827							11,800
Strategic review costs		1,873									1,900
Change in fair value of embedded derivatives		1,044		12,020	12,020		(2,649)		(2,649)
Litigation accruals(Note 12 and 27)				24,058	24,058
Operating income from continuing operations		220,686		1,095	1,095		52,977		52,977
Sterilization Technologies [Member]
Segment Reporting Information [Line Items]
Revenues		96,120			95,434		108,662
Direct cost of revenues		43,298			42,284		47,308
Selling, general and administration(a)		17,469	[1]		13,766	[2]	15,007	[3]
Other expense (income), net		44	[4]		347	[5]	207	[6]
Segment earnings (loss)		35,309			39,037		46,140
Depreciation and amortization		3,746			4,850		6,719
Medical Isotopes [Member]
Segment Reporting Information [Line Items]
Revenues		100,348			100,955		122,789
Direct cost of revenues		55,946			54,982		66,178
Selling, general and administration(a)		17,867	[1]		14,189	[2]	16,055	[3]
Other expense (income), net		665	[4]		2,345	[5]	2,214	[6]
Segment earnings (loss)		25,870			29,439		38,342
Depreciation and amortization		7,054			10,621		14,138
Targeted Therapies [Member]
Segment Reporting Information [Line Items]
Revenues		36,322			48,451		42,576
Direct cost of revenues		10,999			13,726		12,590
Selling, general and administration(a)		16,827	[1]		16,565	[2]	14,067	[3]
Other expense (income), net		5,460	[4]		4,082	[5]	3,267	[6]
Segment earnings (loss)		3,036			14,078		12,652
Depreciation and amortization		1,024			1,609		1,480
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Selling, general and administration(a)		15,950	[1]		9,908	[2]	7,806	[3]
Other expense (income), net		(3,971)	[4]		(1,202)	[5]	4,552	[6]
Segment earnings (loss)		(11,979)			(8,706)		(12,358)
Depreciation and amortization							$ 38

[1]	excludes internal investigation costs of $11.8 million, strategic review costs of $1.9 million, and AECL arbitration and legal costs of $0.6 million.
[2]	excludes AECL arbitration and legal costs of $5.6 million and internal investigation costs of $9.8 million.
[3]	excludes AECL arbitration and legal costs of $12.2 million.
[4]	excludes litigation settlement gain, net of $42.5 million, pension settlement loss of $7.0 million, loss on Celerion note receivable of $0.2 million and recovery from previously written off investments of $0.8 million.
[5]	excludes estimated litigation accruals of $24.1 million (Note 27) and loss on Celerion note receivable of $2.4 million.
[6]	excludes gain on sale of investment of $1.7 million.
[7]	Included in litigation settlement (gain) loss, net are the results of various litigation settlements disclosed in Note 27.